N-4	Aug. 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
MFS® Research Series – Initial Class♦	0.74%	0.00%	0.74%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
MFS® Research Series – Initial Class♦	0.74%	0.00%	0.74%

MFS® Research Series – Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series – Initial Class
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%